Long -Term Investment Due Within One Year - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2015	May 31, 2018	May 31, 2017	May 31, 2016
Long term investments			$ 433,333	$ 217,259
Realized gain from long-term investments			$ 7,366	7,086
Trust 556 [Member]
Long term investments		$ 15,654		16,743
Investment interest rate		8.50%
Unrealized holding gains (loss)				$ 1,089	$ 706
Redeemed the principal and interest	$ 18,475
Realized gain from long-term investments	$ 2,821